Annual Operating Expenses - FidelityLeveragedCompanyStockFund-AMCIZPRO - FidelityLeveragedCompanyStockFund-AMCIZPRO - Fidelity Leveraged Company Stock Fund	Oct. 04, 2024
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Operating Expenses:
Management fee	0.61%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.62%
Fidelity Advisor Leveraged Company Stock Fund - Class I
Operating Expenses:
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.74%
Fidelity Advisor Leveraged Company Stock Fund - Class A
Operating Expenses:
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.99%
Fidelity Advisor Leveraged Company Stock Fund - Class M
Operating Expenses:
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.24%
Fidelity Advisor Leveraged Company Stock Fund - Class C
Operating Expenses:
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.74%

[1]	A Based on estimated amounts for the current fiscal year.